Operating profit/(loss)	12 Months Ended
Jun. 30, 2026
Operating Profitloss
Operating profit/(loss)

7. Operating profit/(loss)

Operating profit/(loss) from continuing operations is stated after charging/(crediting):

	Year Ended June 30
(US dollars in thousands)	2026	2025	2024
Amortization of intangible assets	279	360	384
Depreciation of property, plant and equipment	649	157	746
Auditors’ remuneration - audit fees	315	250	267
Auditors’ remuneration - tax services	-	-	-
Directors’ emoluments	1,945	777	742
Other gains	(1,272)	(16)	(89)

In addition to audit services, the Company’s auditors provided comfort letter and consent services in connection with the Company’s regulatory filings during the year ended June 30, 2026. Fees for these services amounted to $0.12 million (2025, 2024: nil).